SUBSEQUENT EVENT (Details) (Subsequent Event [Member], New Silicosis Claim [Member]) In Thousands, unless otherwise specified	Apr. 27, 2014 USD ($)	Apr. 27, 2014 ILS
Subsequent Event [Line Items]
Amount of claim	$ 62,000	216,000